Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Interest received		$ 99,600	$ 110,100	$ 98,900
Interest paid, classified as operating activities		68,800	81,700	66,000
Dividends received from BoCom		2,700	2,800	1,900
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[1]	1,451	12,617	1,692
Repayment of securities		(3,600)	(2,000)	(2,100)
Foreign exchange gain (loss)		1,400	1,600	(600)
Adjustments for fair value losses (gains)		700	1,000	(800)
Restricted cash and cash equivalents		66,600	50,400	61,800
– cash and cash equivalents held for sale	[2]	387	2,039	15,935
Hang Seng Bank
Condensed Cash Flow Statements, Captions [Line Items]
Restricted cash and cash equivalents		9,600	0	0
Cash and balances with central banks
Condensed Cash Flow Statements, Captions [Line Items]
– cash and cash equivalents held for sale		300	1,900	5,600
Loans and advances to banks
Condensed Cash Flow Statements, Captions [Line Items]
– cash and cash equivalents held for sale		40	100	10,500
Reverse repurchase agreements with banks | Due not more than 1 month
Condensed Cash Flow Statements, Captions [Line Items]
– cash and cash equivalents held for sale		0	0	200
Items in course of transmission to other banks
Condensed Cash Flow Statements, Captions [Line Items]
– cash and cash equivalents held for sale		0	0	$ 400
France retail banking busines
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from losing control of subsidiaries or other businesses		5,800
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures			10,600
Banking business in Canada
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from losing control of subsidiaries or other businesses			9,300
Argentina business
Condensed Cash Flow Statements, Captions [Line Items]
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures			$ 1,800
French life insurance business
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from losing control of subsidiaries or other businesses		1,000
Germany private banking business
Condensed Cash Flow Statements, Captions [Line Items]
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		1,000
Bahrain Retail Banking Business
Condensed Cash Flow Statements, Captions [Line Items]
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		$ 400

[1]	In 2025, this includes $1bn from the sale of our French life insurance business, and in 2024 this includes $9.3bn from the sale of our banking business in Canada.
[2]	Includes $0.3bn (2024: $1.9bn, 2023: $5.6bn) of cash and balances at central banks and $0.04bn (2024: $0.1bn, 2023: $10.5bn) of loans and advances to banks of one month or less. There is nil balance in 2025 for reverse repurchase agreements with banks of one month or less (2024: nil, 2023: $0.2bn) and cash collateral, net settlement accounts and items in course of collection from/transmission to other banks (2024: nil, 2023: $(0.4)bn).